Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets pledged as collateral [abstract]
Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.24	12.31.23
Deposits as Collateral	567,506,287	624,608,667
Special Accounts as Collateral—Argentine Central Bank	470,298,830	213,352,982
Forward Purchases of monetary regulatory instruments	446,679,274	101,828,646
Less: Allowances	(68,316)	(15,677)
Total	1,484,416,075	939,774,618